FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

DGI Fund

(the “Fund”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Finance and Banking Innovation Fund

Emerald Growth Fund

Emerald Insights Fund

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Explorer Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Highland Resolute Fund

(the “Fund”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Fund’s SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated August 31, 2022, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS Global Opportunity Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunity Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

RiverFront Asset Allocation Growth & Income

(the “Funds”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated February 28, 2023, as supplemented

Effective March 14, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Kotak ESG Fund

(the “Fund”)

Supplement dated June 22, 2023 to the

Statement Of Additional Information (the “SAI”),

dated February 28, 2023, as supplemented

Effective June 13, 2023, the Board of Trustees of the Trust approved the appointment of Michael “Ross” Shell as the Trust’s chairperson of the Nominating and Corporate Governance Committee. Accordingly, the penultimate sentence in the “Nominating and Corporate Governance Committee” section of the Funds’ SAI is hereby deleted and replaced with the following:

“Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine and Messrs. Deems, Rutledge and Shell (Chairman).”

*********

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.